Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2021 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on May 4, 2022. The purpose of this Form 20-F/A is to amend certain information presented under (1) Item 3.D., Risk Factors; (2) Item 4, History and Development of the Company, (3) Item 5. Operating and Financial Review and Prospects, Convertible Notes, Year 2021 compared to year 2020, and Year 2020 compared to Year 2019, (4) Item 7., Item Major Shareholders ; and (5) Note 12, description of convertible notes. This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above or herein. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-56191
Entity Registrant Name	ParcelPal Logistics Inc.
Entity Central Index Key	0001819074
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1111 Melville Street
Entity Address, Address Line Two	Suite 620
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6A 2S5
Entity Address, Country	CA
Title of 12(g) Security	Common Shares
Entity Common Stock, Shares Outstanding	155,838,733
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	5041
Auditor Name	BF Borgers CPA PC
Auditor Location	Lakewood, CO
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Rich Wheeless
Contact Personnel Email Address	Rich@parcelpal.com
City Area Code	587
Local Phone Number	883 9811
Entity Address, Address Line One	1111 Melville Street
Entity Address, Address Line Two	Suite 620
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6A 2S5
Entity Address, Country	CA